Share-Based Compensation and Benefit Plans - Summary of Restricted Stock Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Restricted beginning balance	2,626,297
Shares, Granted	71,003
Shares, Vested	(22,335)
Shares, Forfeited	(11,548)
Shares, Restricted ending balance	2,663,417	2,626,297
Weighted-Average Grant Date Fair Value, Restricted beginning balance	$ 143.14
Weighted-Average Grant Date Fair Value, Granted	478.1	$ 428.46	$ 302.71
Weighted-Average Grant Date Fair Value, Vested	177.66
Weighted-Average Grant Date Fair Value, Forfeited	353.09
Weighted-Average Grant Date Fair Value, Restricted ending balance	$ 150.86	$ 143.14